Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000017775 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017775 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017775 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017775 | Deutsche Boerse AGFR_702196908
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017775 | Ryanair Holdings PLCFR_783513203
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017775 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017775 | Scout24 SEFR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017775 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017775 | CRH PLCFR_018270009
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017775 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017775 | SectorEnergyFR_609962907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017775 | SectorConsumer StaplesFR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017775 | SectorHealth CareFR_09075V102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017775 | SectorMaterialsFR_BYSW6D901
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017775 | SectorCommunication ServicesFR_663955003
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017775 | SectorConsumer DiscretionaryFR_BF2CVV906
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000017775 | SectorFinancialsFR_BG36ZK906
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017775 | SectorIndustrialsFR_87241L950
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000017775 | SectorInformation TechnologyFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000017775 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017775 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017775 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017775 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017775 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017775 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017775 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017775 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017775 | China
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017775 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017776 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017776 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017776 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017776 | Deutsche Boerse AGFR_702196908
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017776 | Ryanair Holdings PLCFR_783513203
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017776 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017776 | Scout24 SEFR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017776 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017776 | CRH PLCFR_018270009
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017776 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017776 | SectorEnergyFR_609962907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017776 | SectorConsumer StaplesFR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017776 | SectorHealth CareFR_09075V102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017776 | SectorMaterialsFR_BYSW6D901
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017776 | SectorCommunication ServicesFR_663955003
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017776 | SectorConsumer DiscretionaryFR_BF2CVV906
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000017776 | SectorFinancialsFR_BG36ZK906
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017776 | SectorIndustrialsFR_87241L950
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000017776 | SectorInformation TechnologyFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000017776 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017776 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017776 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017776 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017776 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017776 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017776 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017776 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017776 | China
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017776 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017777 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017777 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017777 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017777 | Deutsche Boerse AGFR_702196908
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017777 | Ryanair Holdings PLCFR_783513203
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017777 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017777 | Scout24 SEFR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017777 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017777 | CRH PLCFR_018270009
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017777 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017777 | SectorEnergyFR_609962907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017777 | SectorConsumer StaplesFR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017777 | SectorHealth CareFR_09075V102
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017777 | SectorMaterialsFR_BYSW6D901
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017777 | SectorCommunication ServicesFR_663955003
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017777 | SectorConsumer DiscretionaryFR_BF2CVV906
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000017777 | SectorFinancialsFR_BG36ZK906
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017777 | SectorIndustrialsFR_87241L950
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000017777 | SectorInformation TechnologyFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000017777 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017777 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017777 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017777 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017777 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017777 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017777 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017777 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017777 | China
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017777 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017802 | UMBS, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017802 | United States TreasuryFR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017802 | Federal National Mortgage AssociationFR_3140XFK67
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017802 | United States TreasuryFR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017802 | Federal Home Loan Mortgage Corp.FR_3132DVMD4
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017802 | Government National Mortgage AssociationFR_36179V4W7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017802 | Government National Mortgage AssociationFR_21H052678
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017802 | EQT CORPFR_26884LBC2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017802 | JPMORGAN CHASE & COFR_46647PEJ1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017802 | MORGAN STANLEYFR_61747YFS9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017802 | AssetConvertible BondsFR_85859NAA0
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017802 | AssetPreferred StocksFR_902BXJ909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017802 | AssetCommon StocksFR_902GEFII8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017802 | AssetMunicipalsFR_59259YBY4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017802 | AssetFloating Rate LoansFR_25460HAB8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017802 | AssetShort-Term InvestmentsFR_955NKU007
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017802 | AssetForeign GovernmentFR_91087BAT7
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017802 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017802 | AssetNon-Agency Mortgage-Backed SecuritiesFR_46642NBF2
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017802 | AssetU.S. Treasury & Government AgenciesFR_912810QS0
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000017802 | AssetCorporate Bonds & NotesFR_00908PAC1
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000017802 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31418XDE5
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000017803 | UMBS, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017803 | United States TreasuryFR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017803 | Federal National Mortgage AssociationFR_3140XFK67
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017803 | United States TreasuryFR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017803 | Federal Home Loan Mortgage Corp.FR_3132DVMD4
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017803 | Government National Mortgage AssociationFR_36179V4W7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017803 | Government National Mortgage AssociationFR_21H052678
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017803 | EQT CORPFR_26884LBC2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017803 | JPMORGAN CHASE & COFR_46647PEJ1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017803 | MORGAN STANLEYFR_61747YFS9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017803 | AssetConvertible BondsFR_85859NAA0
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017803 | AssetPreferred StocksFR_902BXJ909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017803 | AssetCommon StocksFR_902GEFII8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017803 | AssetMunicipalsFR_59259YBY4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017803 | AssetFloating Rate LoansFR_25460HAB8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017803 | AssetShort-Term InvestmentsFR_955NKU007
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017803 | AssetForeign GovernmentFR_91087BAT7
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017803 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017803 | AssetNon-Agency Mortgage-Backed SecuritiesFR_46642NBF2
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017803 | AssetU.S. Treasury & Government AgenciesFR_912810QS0
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000017803 | AssetCorporate Bonds & NotesFR_00908PAC1
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000017803 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31418XDE5
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000017804 | UMBS, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017804 | United States TreasuryFR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017804 | Federal National Mortgage AssociationFR_3140XFK67
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017804 | United States TreasuryFR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017804 | Federal Home Loan Mortgage Corp.FR_3132DVMD4
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017804 | Government National Mortgage AssociationFR_36179V4W7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017804 | Government National Mortgage AssociationFR_21H052678
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017804 | EQT CORPFR_26884LBC2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017804 | JPMORGAN CHASE & COFR_46647PEJ1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017804 | MORGAN STANLEYFR_61747YFS9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017804 | AssetConvertible BondsFR_85859NAA0
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017804 | AssetPreferred StocksFR_902BXJ909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017804 | AssetCommon StocksFR_902GEFII8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017804 | AssetMunicipalsFR_59259YBY4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017804 | AssetFloating Rate LoansFR_25460HAB8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017804 | AssetShort-Term InvestmentsFR_955NKU007
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017804 | AssetForeign GovernmentFR_91087BAT7
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017804 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017804 | AssetNon-Agency Mortgage-Backed SecuritiesFR_46642NBF2
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017804 | AssetU.S. Treasury & Government AgenciesFR_912810QS0
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000017804 | AssetCorporate Bonds & NotesFR_00908PAC1
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000017804 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31418XDE5
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000017861 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000017861 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017861 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017861 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017861 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017861 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017861 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017861 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017861 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017861 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017861 | SectorReal EstateFR_22160N109
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017861 | SectorMaterialsFR_824348106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017861 | SectorIndustrialsFR_217204106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017861 | SectorHealth CareFR_235851102
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017861 | SectorFinancialsFR_09581B103
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017861 | SectorConsumer DiscretionaryFR_146869102
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000017861 | SectorCommunication ServicesFR_942BLU909
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000017861 | SectorInformation TechnologyFR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000017861 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017861 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017861 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017861 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017861 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000017861 | China
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017862 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000017862 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017862 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017862 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017862 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017862 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017862 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017862 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017862 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017862 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017862 | SectorReal EstateFR_22160N109
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017862 | SectorMaterialsFR_824348106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017862 | SectorIndustrialsFR_217204106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017862 | SectorHealth CareFR_235851102
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017862 | SectorFinancialsFR_09581B103
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017862 | SectorConsumer DiscretionaryFR_146869102
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000017862 | SectorCommunication ServicesFR_942BLU909
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000017862 | SectorInformation TechnologyFR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000017862 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017862 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017862 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017862 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017862 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000017862 | China
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017863 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000017863 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017863 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017863 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017863 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017863 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017863 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017863 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017863 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017863 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017863 | SectorReal EstateFR_22160N109
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017863 | SectorMaterialsFR_824348106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017863 | SectorIndustrialsFR_217204106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017863 | SectorHealth CareFR_235851102
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017863 | SectorFinancialsFR_09581B103
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017863 | SectorConsumer DiscretionaryFR_146869102
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000017863 | SectorCommunication ServicesFR_942BLU909
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000017863 | SectorInformation TechnologyFR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000017863 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017863 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017863 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017863 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017863 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000017863 | China
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017864 | FR_616994000_4.4000
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017864 | FR_03199U009_4.4000
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000017864 | WESTPAC BANKING CORP NYFR_96130AYM4_4.680000_2025-10-20
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017864 | ROYAL BANK OF CANADAFR_ATD1WUAH1_4.330000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017864 | MACQUARIE BANK LIMITEDFR_55607NA34_4.710000_2026-04-07
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017864 | CDP Financial IncFR_12509RU17_0.000000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017864 | Chesham Finance Ltd / Chesham Finance LLCFR_16538KU18_0.000000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017864 | CANADIAN IMPERIAL BKFR_13606DEQ1_4.490000_2026-01-23
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017864 | Ionic Funding LLCFR_46222UU22_0.000000_2025-07-02
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017864 | TORONTO DOMINIONFR_8911A0009_4.410000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017864 | AssetU.S. TreasuryFR_912797NA1_0.010000_2025-10-30
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017864 | AssetTime DepositsFR_ATD1WUAH1_4.330000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017864 | AssetRepurchase AgreementsFR_8911A0009_4.410000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000017864 | AssetCertificate of DepositFR_89115DAT3_4.500000_2025-10-07
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000017864 | AssetCommercial PaperFR_16537HU32_0.000000_2025-07-03
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000017865 | FR_616994000_4.4000
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017865 | FR_03199U009_4.4000
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000017865 | WESTPAC BANKING CORP NYFR_96130AYM4_4.680000_2025-10-20
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017865 | ROYAL BANK OF CANADAFR_ATD1WUAH1_4.330000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017865 | MACQUARIE BANK LIMITEDFR_55607NA34_4.710000_2026-04-07
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017865 | CDP Financial IncFR_12509RU17_0.000000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017865 | Chesham Finance Ltd / Chesham Finance LLCFR_16538KU18_0.000000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017865 | CANADIAN IMPERIAL BKFR_13606DEQ1_4.490000_2026-01-23
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017865 | Ionic Funding LLCFR_46222UU22_0.000000_2025-07-02
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017865 | TORONTO DOMINIONFR_8911A0009_4.410000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017865 | AssetU.S. TreasuryFR_912797NA1_0.010000_2025-10-30
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017865 | AssetTime DepositsFR_ATD1WUAH1_4.330000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017865 | AssetRepurchase AgreementsFR_8911A0009_4.410000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000017865 | AssetCertificate of DepositFR_89115DAT3_4.500000_2025-10-07
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000017865 | AssetCommercial PaperFR_16537HU32_0.000000_2025-07-03
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000017866 | FR_616994000_4.4000
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017866 | FR_03199U009_4.4000
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000017866 | WESTPAC BANKING CORP NYFR_96130AYM4_4.680000_2025-10-20
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017866 | ROYAL BANK OF CANADAFR_ATD1WUAH1_4.330000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017866 | MACQUARIE BANK LIMITEDFR_55607NA34_4.710000_2026-04-07
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017866 | CDP Financial IncFR_12509RU17_0.000000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017866 | Chesham Finance Ltd / Chesham Finance LLCFR_16538KU18_0.000000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017866 | CANADIAN IMPERIAL BKFR_13606DEQ1_4.490000_2026-01-23
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017866 | Ionic Funding LLCFR_46222UU22_0.000000_2025-07-02
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017866 | TORONTO DOMINIONFR_8911A0009_4.410000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017866 | AssetU.S. TreasuryFR_912797NA1_0.010000_2025-10-30
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017866 | AssetTime DepositsFR_ATD1WUAH1_4.330000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017866 | AssetRepurchase AgreementsFR_8911A0009_4.410000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000017866 | AssetCertificate of DepositFR_89115DAT3_4.500000_2025-10-07
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000017866 | AssetCommercial PaperFR_16537HU32_0.000000_2025-07-03
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000017807 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017807 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017807 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017807 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017807 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017807 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017807 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017807 | Brighthouse/Franklin Low Duration Total Return PortfolioFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017807 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017807 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017807 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017807 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017807 | SectorU.S. Mid Cap EquitiesFR_10923P628
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017807 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017807 | SectorInternational Fixed IncomeFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017807 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017807 | SectorInternational Developed Market EquitiesFR_10923M526
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017807 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017807 | SectorU.S. Large Cap EquitiesFR_10923P164
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000017807 | SectorInvestment Grade Fixed IncomeFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000017808 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017808 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017808 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017808 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017808 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017808 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017808 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017808 | Brighthouse/Franklin Low Duration Total Return PortfolioFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017808 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017808 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017808 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017808 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017808 | SectorU.S. Mid Cap EquitiesFR_10923P628
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017808 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017808 | SectorInternational Fixed IncomeFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017808 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017808 | SectorInternational Developed Market EquitiesFR_10923M526
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017808 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017808 | SectorU.S. Large Cap EquitiesFR_10923P164
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000017808 | SectorInvestment Grade Fixed IncomeFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000017809 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017809 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017809 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017809 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017809 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017809 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017809 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017809 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017809 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017809 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017809 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017809 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017809 | SectorU.S. Mid Cap EquitiesFR_10923P628
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017809 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017809 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017809 | SectorInvestment Grade Fixed IncomeFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000017809 | SectorInternational Fixed IncomeFR_10923M450
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017809 | SectorU.S. Small Cap EquitiesFR_10923P651
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017809 | SectorInternational Developed Market EquitiesFR_10923M369
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017809 | SectorU.S. Large Cap EquitiesFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000017810 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017810 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017810 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017810 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017810 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017810 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017810 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017810 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017810 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017810 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017810 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017810 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017810 | SectorU.S. Mid Cap EquitiesFR_10923P628
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017810 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017810 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017810 | SectorInvestment Grade Fixed IncomeFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000017810 | SectorInternational Fixed IncomeFR_10923M450
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017810 | SectorU.S. Small Cap EquitiesFR_10923P651
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017810 | SectorInternational Developed Market EquitiesFR_10923M369
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017810 | SectorU.S. Large Cap EquitiesFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000017814 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017814 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017814 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017814 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017814 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017814 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017814 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017814 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017814 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017814 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017814 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017814 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017814 | SectorU.S. Mid Cap EquitiesFR_10923P628
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017814 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017814 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017814 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017814 | SectorU.S. Large Cap EquitiesFR_10923P164
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000017814 | SectorInvestment Grade Fixed IncomeFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000017814 | SectorInternational Fixed IncomeFR_10923M450
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017814 | SectorInternational Developed Market EquitiesFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000017815 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017815 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017815 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017815 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017815 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017815 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017815 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017815 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017815 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017815 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017815 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017815 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017815 | SectorU.S. Mid Cap EquitiesFR_10923P628
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017815 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017815 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017815 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017815 | SectorU.S. Large Cap EquitiesFR_10923P164
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000017815 | SectorInvestment Grade Fixed IncomeFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000017815 | SectorInternational Fixed IncomeFR_10923M450
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017815 | SectorInternational Developed Market EquitiesFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000017816 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017816 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017816 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017816 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017816 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017816 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017816 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017816 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017816 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017816 | Brighthouse/Wellington Large Cap Research PortfolioFR_10923N854
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017816 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017816 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017816 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017816 | SectorInternational Fixed IncomeFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017816 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017816 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017816 | SectorInternational Developed Market EquitiesFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017816 | SectorU.S. Mid Cap EquitiesFR_10923M666
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017816 | SectorInvestment Grade Fixed IncomeFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017816 | SectorU.S. Large Cap EquitiesFR_10923P867
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000017817 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017817 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017817 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017817 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017817 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017817 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017817 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017817 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017817 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017817 | Brighthouse/Wellington Large Cap Research PortfolioFR_10923N854
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017817 | SectorEmerging Market EquitiesFR_10923N797
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017817 | SectorReal Estate EquitiesFR_10923M823
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017817 | SectorGlobal EquitiesFR_10923M294
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017817 | SectorInternational Fixed IncomeFR_10923N821
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017817 | SectorU.S. Small Cap EquitiesFR_10923P248
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017817 | SectorHigh Yield Fixed IncomeFR_10923M849
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017817 | SectorInternational Developed Market EquitiesFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017817 | SectorU.S. Mid Cap EquitiesFR_10923M666
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017817 | SectorInvestment Grade Fixed IncomeFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017817 | SectorU.S. Large Cap EquitiesFR_10923P867
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000017787 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017787 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017787 | Lamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017787 | Genpact Ltd.FR_G3922B107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017787 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017787 | U-Haul Holding Co. (Non-Voting Shares)FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017787 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017787 | nVent Electric PLCFR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017787 | Waters Corp.FR_941848103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017787 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017787 | SectorEnergyFR_62955J103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017787 | SectorUtilitiesFR_018802108
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017787 | SectorConsumer StaplesFR_256677105
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017787 | SectorReal EstateFR_53566V106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017787 | SectorInformation TechnologyFR_M22465104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000017787 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017787 | SectorIndustrialsFR_302130109
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017787 | SectorFinancialsFR_60786M105
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017787 | SectorHealth CareFR_090572207
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017787 | SectorConsumer DiscretionaryFR_731068102
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017787 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000017787 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017788 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017788 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017788 | Lamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017788 | Genpact Ltd.FR_G3922B107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017788 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017788 | U-Haul Holding Co. (Non-Voting Shares)FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017788 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017788 | nVent Electric PLCFR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017788 | Waters Corp.FR_941848103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017788 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017788 | SectorEnergyFR_62955J103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017788 | SectorUtilitiesFR_018802108
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017788 | SectorConsumer StaplesFR_256677105
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017788 | SectorReal EstateFR_53566V106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017788 | SectorInformation TechnologyFR_M22465104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000017788 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017788 | SectorIndustrialsFR_302130109
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017788 | SectorFinancialsFR_60786M105
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017788 | SectorHealth CareFR_090572207
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017788 | SectorConsumer DiscretionaryFR_731068102
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017788 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000017788 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017789 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017789 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017789 | Lamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017789 | Genpact Ltd.FR_G3922B107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017789 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017789 | U-Haul Holding Co. (Non-Voting Shares)FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017789 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017789 | nVent Electric PLCFR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017789 | Waters Corp.FR_941848103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017789 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017789 | SectorEnergyFR_62955J103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017789 | SectorUtilitiesFR_018802108
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017789 | SectorConsumer StaplesFR_256677105
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017789 | SectorReal EstateFR_53566V106
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017789 | SectorInformation TechnologyFR_M22465104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000017789 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017789 | SectorIndustrialsFR_302130109
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017789 | SectorFinancialsFR_60786M105
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017789 | SectorHealth CareFR_090572207
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017789 | SectorConsumer DiscretionaryFR_731068102
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017789 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000017789 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069948 | Belimo Holding AGFR_ACI1WXBL7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000069948 | Swiss Prime Site AGFR_B083BH906
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000069948 | BAWAG Group AGFR_BZ1GZ0908
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | PSP Swiss Property AGFR_B01287901
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | Banco de Sabadell SAFR_B1X8QN906
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | Swissquote Group Holding SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | SPIE SAFR_BRB38F901
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069948 | Orion OYJFR_B17NY4905
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | Gaztransport Et Technigaz SAFR_ACI07W296
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | LEG Immobilien SEFR_B9G6L8900
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | SectorCommunication ServicesFR_952TQHII2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069948 | SectorReal EstateFR_468158902
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069948 | SectorEnergyFR_563499953
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069948 | SectorHealth CareFR_B1RGMP904
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069948 | SectorConsumer StaplesFR_B021F8902
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000069948 | SectorInformation TechnologyFR_657894903
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000069948 | SectorConsumer DiscretionaryFR_967FTE908
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000069948 | SectorMaterialsFR_467940003
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000069948 | SectorFinancialsFR_958JXD908
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000069948 | SectorIndustrialsFR_ACI112QQ2
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000069948 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000069948 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069948 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000069948 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000069948 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000069948 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069948 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069948 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000069948 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000069948 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000069949 | Belimo Holding AGFR_ACI1WXBL7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000069949 | Swiss Prime Site AGFR_B083BH906
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000069949 | BAWAG Group AGFR_BZ1GZ0908
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | PSP Swiss Property AGFR_B01287901
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | Banco de Sabadell SAFR_B1X8QN906
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | Swissquote Group Holding SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | SPIE SAFR_BRB38F901
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069949 | Orion OYJFR_B17NY4905
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | Gaztransport Et Technigaz SAFR_ACI07W296
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | LEG Immobilien SEFR_B9G6L8900
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | SectorCommunication ServicesFR_952TQHII2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069949 | SectorReal EstateFR_468158902
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069949 | SectorEnergyFR_563499953
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069949 | SectorHealth CareFR_B1RGMP904
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069949 | SectorConsumer StaplesFR_B021F8902
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000069949 | SectorInformation TechnologyFR_657894903
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000069949 | SectorConsumer DiscretionaryFR_967FTE908
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000069949 | SectorMaterialsFR_467940003
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000069949 | SectorFinancialsFR_958JXD908
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000069949 | SectorIndustrialsFR_ACI112QQ2
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000069949 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000069949 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069949 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000069949 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000069949 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000069949 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069949 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069949 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000069949 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000069949 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017830 | Government National Mortgage AssociationFR_21H052678
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017830 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017830 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017830 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017830 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017830 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017830 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017830 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017830 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017830 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017830 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017830 | United States TreasuryFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017830 | United States TreasuryFR_912810RN0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017830 | UMBS, TBAFR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017830 | Fannie MaeFR_31418DYB2
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017830 | Freddie MacFR_3132DWF57
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017830 | Government National Mortgage AssociationFR_36179WXH6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017830 | United States TreasuryFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017830 | Freddie Mac - STACRFR_35564K2G3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017830 | United States TreasuryFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017830 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017830 | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017830 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017830 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000017830 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017830 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017830 | Romania
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017830 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017830 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017830 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017830 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017830 | AssetFloating Rate LoanFR_941XMJII7
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017830 | AssetMunicipalsFR_59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017830 | AssetForeign GovernmentFR_91086QBB3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017830 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017830 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36198EAG0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017830 | AssetCorporate Bonds & NotesFR_444859CA8
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017830 | AssetU.S. Treasury & Government AgenciesFR_912810RA8
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017830 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38379F3V9
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000017830 | AssetCommon StocksFR_55318A108
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000017831 | Government National Mortgage AssociationFR_21H052678
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017831 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017831 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017831 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017831 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017831 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017831 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017831 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017831 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017831 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017831 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017831 | United States TreasuryFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017831 | United States TreasuryFR_912810RN0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017831 | UMBS, TBAFR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017831 | Fannie MaeFR_31418DYB2
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017831 | Freddie MacFR_3132DWF57
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017831 | Government National Mortgage AssociationFR_36179WXH6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017831 | United States TreasuryFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017831 | Freddie Mac - STACRFR_35564K2G3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017831 | United States TreasuryFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017831 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017831 | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017831 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017831 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000017831 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017831 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017831 | Romania
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017831 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017831 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017831 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017831 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017831 | AssetFloating Rate LoanFR_941XMJII7
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017831 | AssetMunicipalsFR_59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017831 | AssetForeign GovernmentFR_91086QBB3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017831 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017831 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36198EAG0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017831 | AssetCorporate Bonds & NotesFR_444859CA8
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017831 | AssetU.S. Treasury & Government AgenciesFR_912810RA8
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017831 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38379F3V9
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000017831 | AssetCommon StocksFR_55318A108
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000017832 | Government National Mortgage AssociationFR_21H052678
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017832 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017832 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017832 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017832 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017832 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017832 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017832 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017832 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017832 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017832 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017832 | United States TreasuryFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017832 | United States TreasuryFR_912810RN0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017832 | UMBS, TBAFR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017832 | Fannie MaeFR_31418DYB2
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017832 | Freddie MacFR_3132DWF57
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017832 | Government National Mortgage AssociationFR_36179WXH6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017832 | United States TreasuryFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017832 | Freddie Mac - STACRFR_35564K2G3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017832 | United States TreasuryFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017832 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017832 | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017832 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017832 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000017832 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017832 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017832 | Romania
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017832 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017832 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017832 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017832 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017832 | AssetFloating Rate LoanFR_941XMJII7
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017832 | AssetMunicipalsFR_59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017832 | AssetForeign GovernmentFR_91086QBB3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017832 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017832 | AssetNon-Agency Mortgage-Backed SecuritiesFR_36198EAG0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017832 | AssetCorporate Bonds & NotesFR_444859CA8
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017832 | AssetU.S. Treasury & Government AgenciesFR_912810RA8
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017832 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38379F3V9
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000017832 | AssetCommon StocksFR_55318A108
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000017772 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017772 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017772 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017772 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017772 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017772 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017772 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017772 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017772 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017772 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017772 | SectorReal EstateFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017772 | SectorCommunication ServicesFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017772 | SectorMaterialsFR_829ESC9B0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017772 | SectorConsumer StaplesFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017772 | SectorConsumer DiscretionaryFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017772 | SectorHealth CareFR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017772 | SectorIndustrialsFR_369550108
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000017772 | SectorFinancialsFR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000017772 | SectorInformation TechnologyFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000017772 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017772 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000017772 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017772 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017773 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017773 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017773 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017773 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017773 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017773 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017773 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017773 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017773 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017773 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017773 | SectorReal EstateFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017773 | SectorCommunication ServicesFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017773 | SectorMaterialsFR_829ESC9B0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017773 | SectorConsumer StaplesFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017773 | SectorConsumer DiscretionaryFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017773 | SectorHealth CareFR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017773 | SectorIndustrialsFR_369550108
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000017773 | SectorFinancialsFR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000017773 | SectorInformation TechnologyFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000017773 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017773 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000017773 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017773 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017774 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017774 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017774 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017774 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017774 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017774 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017774 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017774 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017774 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017774 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017774 | SectorReal EstateFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017774 | SectorCommunication ServicesFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017774 | SectorMaterialsFR_829ESC9B0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017774 | SectorConsumer StaplesFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017774 | SectorConsumer DiscretionaryFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017774 | SectorHealth CareFR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017774 | SectorIndustrialsFR_369550108
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000017774 | SectorFinancialsFR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000017774 | SectorInformation TechnologyFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000017774 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017774 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000017774 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017774 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017769 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017769 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017769 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017769 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017769 | Block, Inc.FR_852234103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017769 | Dexcom, Inc.FR_252131107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017769 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017769 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017769 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017769 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017769 | SectorUtilitiesFR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017769 | SectorReal EstateFR_32054K103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017769 | SectorConsumer StaplesFR_513272104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017769 | SectorCommunication ServicesFR_57667L107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017769 | SectorEnergyFR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017769 | SectorFinancialsFR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017769 | SectorConsumer DiscretionaryFR_607828100
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017769 | SectorHealth CareFR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000017769 | SectorIndustrialsFR_89531P105
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000017769 | SectorInformation TechnologyFR_518415104
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000017769 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000017769 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017769 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017770 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017770 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017770 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017770 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017770 | Block, Inc.FR_852234103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017770 | Dexcom, Inc.FR_252131107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017770 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017770 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017770 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017770 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017770 | SectorUtilitiesFR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017770 | SectorReal EstateFR_32054K103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017770 | SectorConsumer StaplesFR_513272104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017770 | SectorCommunication ServicesFR_57667L107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017770 | SectorEnergyFR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017770 | SectorFinancialsFR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017770 | SectorConsumer DiscretionaryFR_607828100
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017770 | SectorHealth CareFR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000017770 | SectorIndustrialsFR_89531P105
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000017770 | SectorInformation TechnologyFR_518415104
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000017770 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000017770 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017770 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030922 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030922 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030922 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030922 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030922 | Block, Inc.FR_852234103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030922 | Dexcom, Inc.FR_252131107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030922 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030922 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030922 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030922 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030922 | SectorUtilitiesFR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030922 | SectorReal EstateFR_32054K103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030922 | SectorConsumer StaplesFR_513272104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030922 | SectorCommunication ServicesFR_57667L107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030922 | SectorEnergyFR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030922 | SectorFinancialsFR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030922 | SectorConsumer DiscretionaryFR_607828100
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000030922 | SectorHealth CareFR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000030922 | SectorIndustrialsFR_89531P105
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000030922 | SectorInformation TechnologyFR_518415104
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000030922 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000030922 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030922 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017771 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017771 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017771 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017771 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017771 | Block, Inc.FR_852234103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017771 | Dexcom, Inc.FR_252131107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017771 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017771 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017771 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017771 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017771 | SectorUtilitiesFR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017771 | SectorReal EstateFR_32054K103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017771 | SectorConsumer StaplesFR_513272104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017771 | SectorCommunication ServicesFR_57667L107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017771 | SectorEnergyFR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017771 | SectorFinancialsFR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017771 | SectorConsumer DiscretionaryFR_607828100
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000017771 | SectorHealth CareFR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000017771 | SectorIndustrialsFR_89531P105
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000017771 | SectorInformation TechnologyFR_518415104
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000017771 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000017771 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017771 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017793 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017793 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017793 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017793 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017793 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017793 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017793 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017793 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017793 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017793 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017793 | SectorUtilitiesFR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017793 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017793 | SectorIndustrialsFR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017793 | SectorFinancialsFR_48251W104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017793 | SectorHealth CareFR_101137107
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017793 | SectorConsumer DiscretionaryFR_855244109
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000017793 | SectorCommunication ServicesFR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017793 | SectorInformation TechnologyFR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000017793 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017793 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017793 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017793 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000017793 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017793 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017793 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017793 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017794 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017794 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017794 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017794 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017794 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017794 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017794 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017794 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017794 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017794 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017794 | SectorUtilitiesFR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017794 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017794 | SectorIndustrialsFR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017794 | SectorFinancialsFR_48251W104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017794 | SectorHealth CareFR_101137107
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017794 | SectorConsumer DiscretionaryFR_855244109
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000017794 | SectorCommunication ServicesFR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017794 | SectorInformation TechnologyFR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000017794 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017794 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017794 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017794 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000017794 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017794 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017794 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017794 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017795 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017795 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017795 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017795 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017795 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017795 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017795 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017795 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017795 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017795 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017795 | SectorUtilitiesFR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017795 | SectorConsumer StaplesFR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017795 | SectorIndustrialsFR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017795 | SectorFinancialsFR_48251W104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017795 | SectorHealth CareFR_101137107
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017795 | SectorConsumer DiscretionaryFR_855244109
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000017795 | SectorCommunication ServicesFR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017795 | SectorInformation TechnologyFR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000017795 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017795 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017795 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017795 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000017795 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017795 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017795 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017795 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | U.S. Cellular Corp.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017799 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017799 | Talen Energy Corp.FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017799 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017799 | Wintrust Financial Corp.FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017799 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | Federal Agricultural Mortgage Corp.FR_313148306
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | Antero Resources Corp.FR_03674X106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017799 | Guernsey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017799 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017799 | SectorReal EstateFR_23128Q101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017799 | SectorMaterialsFR_27923Q109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017799 | SectorUtilitiesFR_552690109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017799 | SectorEnergyFR_G65431127
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017799 | SectorConsumer DiscretionaryFR_G8588X103
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017799 | SectorInformation TechnologyFR_60471A101
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000017799 | SectorHealth CareFR_92790C104
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017799 | SectorFinancialsFR_69376K106
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000017799 | SectorIndustrialsFR_300426103
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000017799 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017799 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000017799 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017799 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017799 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017799 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017799 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017799 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017799 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017800 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | U.S. Cellular Corp.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017800 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017800 | Talen Energy Corp.FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017800 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017800 | Wintrust Financial Corp.FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017800 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | Federal Agricultural Mortgage Corp.FR_313148306
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | Antero Resources Corp.FR_03674X106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017800 | Guernsey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017800 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017800 | SectorReal EstateFR_23128Q101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017800 | SectorMaterialsFR_27923Q109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017800 | SectorUtilitiesFR_552690109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017800 | SectorEnergyFR_G65431127
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017800 | SectorConsumer DiscretionaryFR_G8588X103
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017800 | SectorInformation TechnologyFR_60471A101
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000017800 | SectorHealth CareFR_92790C104
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017800 | SectorFinancialsFR_69376K106
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000017800 | SectorIndustrialsFR_300426103
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000017800 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017800 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000017800 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017800 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017800 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017800 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017800 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017800 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017800 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017801 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | U.S. Cellular Corp.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017801 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017801 | Talen Energy Corp.FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017801 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017801 | Wintrust Financial Corp.FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017801 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | Federal Agricultural Mortgage Corp.FR_313148306
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | Antero Resources Corp.FR_03674X106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017801 | Guernsey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017801 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017801 | SectorReal EstateFR_23128Q101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017801 | SectorMaterialsFR_27923Q109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017801 | SectorUtilitiesFR_552690109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017801 | SectorEnergyFR_G65431127
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017801 | SectorConsumer DiscretionaryFR_G8588X103
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017801 | SectorInformation TechnologyFR_60471A101
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000017801 | SectorHealth CareFR_92790C104
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017801 | SectorFinancialsFR_69376K106
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000017801 | SectorIndustrialsFR_300426103
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000017801 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017801 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000017801 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017801 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017801 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017801 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017801 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017801 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017801 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017784 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017784 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017784 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017784 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017784 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017784 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017784 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017784 | Intapp, Inc.FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017784 | Verona Pharma PLCFR_925050106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017784 | Varonis Systems, Inc.FR_922280102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017784 | Guernsey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017784 | SectorEnergyFR_G65431127
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017784 | SectorConsumer DiscretionaryFR_G8588X103
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017784 | SectorInformation TechnologyFR_60471A101
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000017784 | SectorHealth CareFR_92790C104
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000017784 | SectorFinancialsFR_69376K106
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017784 | SectorIndustrialsFR_300426103
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000017784 | SectorCommunication ServicesFR_141788109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017784 | SectorConsumer StaplesFR_07831C103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017784 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017784 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000017784 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017784 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017784 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017784 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017784 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017785 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017785 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017785 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017785 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017785 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017785 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017785 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017785 | Intapp, Inc.FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017785 | Verona Pharma PLCFR_925050106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017785 | Varonis Systems, Inc.FR_922280102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017785 | Guernsey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017785 | SectorEnergyFR_G65431127
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017785 | SectorConsumer DiscretionaryFR_G8588X103
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017785 | SectorInformation TechnologyFR_60471A101
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000017785 | SectorHealth CareFR_92790C104
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000017785 | SectorFinancialsFR_69376K106
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017785 | SectorIndustrialsFR_300426103
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000017785 | SectorCommunication ServicesFR_141788109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017785 | SectorConsumer StaplesFR_07831C103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017785 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017785 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000017785 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017785 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017785 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017785 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017785 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017786 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017786 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017786 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017786 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017786 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017786 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017786 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017786 | Intapp, Inc.FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017786 | Verona Pharma PLCFR_925050106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017786 | Varonis Systems, Inc.FR_922280102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017786 | Guernsey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017786 | SectorEnergyFR_G65431127
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017786 | SectorConsumer DiscretionaryFR_G8588X103
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017786 | SectorInformation TechnologyFR_60471A101
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000017786 | SectorHealth CareFR_92790C104
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000017786 | SectorFinancialsFR_69376K106
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017786 | SectorIndustrialsFR_300426103
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000017786 | SectorCommunication ServicesFR_141788109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017786 | SectorConsumer StaplesFR_07831C103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017786 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017786 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000017786 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017786 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017786 | Costa Rica
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017786 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017786 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017796 | United States TreasuryFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000017796 | Fannie MaeFR_3140XTDK4
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000017796 | United States TreasuryFR_912810SH2
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017796 | Freddie MacFR_3133KLTJ6
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017796 | Government National Mortgage AssociationFR_36179WFF0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017796 | FHLMC Multifamily Structured Pass Through Certs.FR_3137FJZ93
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017796 | BANK OF AMERICA CORPFR_06051GJA8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017796 | JPMORGAN CHASE & COFR_46647PCD6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017796 | GOLDMAN SACHS GROUP INCFR_38141GB78
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017796 | WELLS FARGO & COMPANYFR_95000U3K7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017796 | AssetShort-Term InvestmentsFR_912797PU5_0.010000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017796 | AssetAsset-Backed SecuritiesFR_44935CAD3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017796 | AssetMunicipalsFR_13077DTS1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017796 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017796 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017796 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31371FBH4
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000017796 | AssetCorporate Bonds & NotesFR_45950KCT5
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000017796 | AssetU.S. Treasury & Government AgenciesFR_880591FB3
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000017797 | United States TreasuryFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000017797 | Fannie MaeFR_3140XTDK4
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000017797 | United States TreasuryFR_912810SH2
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017797 | Freddie MacFR_3133KLTJ6
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017797 | Government National Mortgage AssociationFR_36179WFF0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017797 | FHLMC Multifamily Structured Pass Through Certs.FR_3137FJZ93
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017797 | BANK OF AMERICA CORPFR_06051GJA8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017797 | JPMORGAN CHASE & COFR_46647PCD6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017797 | GOLDMAN SACHS GROUP INCFR_38141GB78
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017797 | WELLS FARGO & COMPANYFR_95000U3K7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017797 | AssetShort-Term InvestmentsFR_912797PU5_0.010000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017797 | AssetAsset-Backed SecuritiesFR_44935CAD3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017797 | AssetMunicipalsFR_13077DTS1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017797 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017797 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017797 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31371FBH4
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000017797 | AssetCorporate Bonds & NotesFR_45950KCT5
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000017797 | AssetU.S. Treasury & Government AgenciesFR_880591FB3
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000017798 | United States TreasuryFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000017798 | Fannie MaeFR_3140XTDK4
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000017798 | United States TreasuryFR_912810SH2
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017798 | Freddie MacFR_3133KLTJ6
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017798 | Government National Mortgage AssociationFR_36179WFF0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017798 | FHLMC Multifamily Structured Pass Through Certs.FR_3137FJZ93
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017798 | BANK OF AMERICA CORPFR_06051GJA8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017798 | JPMORGAN CHASE & COFR_46647PCD6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017798 | GOLDMAN SACHS GROUP INCFR_38141GB78
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017798 | WELLS FARGO & COMPANYFR_95000U3K7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017798 | AssetShort-Term InvestmentsFR_912797PU5_0.010000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017798 | AssetAsset-Backed SecuritiesFR_44935CAD3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017798 | AssetMunicipalsFR_13077DTS1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017798 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017798 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017798 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31371FBH4
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000017798 | AssetCorporate Bonds & NotesFR_45950KCT5
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000017798 | AssetU.S. Treasury & Government AgenciesFR_880591FB3
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000075817 | United States TreasuryFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000075817 | Fannie MaeFR_3140XTDK4
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000075817 | United States TreasuryFR_912810SH2
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000075817 | Freddie MacFR_3133KLTJ6
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000075817 | Government National Mortgage AssociationFR_36179WFF0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000075817 | FHLMC Multifamily Structured Pass Through Certs.FR_3137FJZ93
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075817 | BANK OF AMERICA CORPFR_06051GJA8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075817 | JPMORGAN CHASE & COFR_46647PCD6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075817 | GOLDMAN SACHS GROUP INCFR_38141GB78
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075817 | WELLS FARGO & COMPANYFR_95000U3K7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075817 | AssetShort-Term InvestmentsFR_912797PU5_0.010000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075817 | AssetAsset-Backed SecuritiesFR_44935CAD3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075817 | AssetMunicipalsFR_13077DTS1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075817 | AssetNon-Agency Mortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075817 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000075817 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_31371FBH4
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000075817 | AssetCorporate Bonds & NotesFR_45950KCT5
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000075817 | AssetU.S. Treasury & Government AgenciesFR_880591FB3
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000017811 | SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017811 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017811 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017811 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017811 | RB Global, Inc.FR_74935Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017811 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | SectorUtilitiesFR_668074305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017811 | SectorEnergyFR_69318G106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017811 | SectorConsumer StaplesFR_100557107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017811 | SectorMaterialsFR_397624107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017811 | SectorReal EstateFR_700517105
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017811 | SectorHealth CareFR_803607100
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017811 | SectorInformation TechnologyFR_44980X109
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000017811 | SectorConsumer DiscretionaryFR_904311206
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000017811 | SectorFinancialsFR_959802109
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000017811 | SectorIndustrialsFR_56418H100
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017811 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017811 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000017811 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017811 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017811 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017811 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017812 | SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017812 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017812 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017812 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017812 | RB Global, Inc.FR_74935Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017812 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | SectorUtilitiesFR_668074305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017812 | SectorEnergyFR_69318G106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017812 | SectorConsumer StaplesFR_100557107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017812 | SectorMaterialsFR_397624107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017812 | SectorReal EstateFR_700517105
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017812 | SectorHealth CareFR_803607100
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017812 | SectorInformation TechnologyFR_44980X109
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000017812 | SectorConsumer DiscretionaryFR_904311206
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000017812 | SectorFinancialsFR_959802109
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000017812 | SectorIndustrialsFR_56418H100
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017812 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017812 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000017812 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017812 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017812 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017812 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017813 | SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017813 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017813 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017813 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017813 | RB Global, Inc.FR_74935Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017813 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | SectorUtilitiesFR_668074305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017813 | SectorEnergyFR_69318G106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017813 | SectorConsumer StaplesFR_100557107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017813 | SectorMaterialsFR_397624107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017813 | SectorReal EstateFR_700517105
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017813 | SectorHealth CareFR_803607100
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017813 | SectorInformation TechnologyFR_44980X109
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000017813 | SectorConsumer DiscretionaryFR_904311206
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000017813 | SectorFinancialsFR_959802109
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000017813 | SectorIndustrialsFR_56418H100
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017813 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017813 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000017813 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017813 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017813 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017813 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075818 | SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000075818 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000075818 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000075818 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075818 | RB Global, Inc.FR_74935Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075818 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | SectorUtilitiesFR_668074305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000075818 | SectorEnergyFR_69318G106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075818 | SectorConsumer StaplesFR_100557107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000075818 | SectorMaterialsFR_397624107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000075818 | SectorReal EstateFR_700517105
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000075818 | SectorHealth CareFR_803607100
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000075818 | SectorInformation TechnologyFR_44980X109
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000075818 | SectorConsumer DiscretionaryFR_904311206
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000075818 | SectorFinancialsFR_959802109
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000075818 | SectorIndustrialsFR_56418H100
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000075818 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075818 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000075818 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075818 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075818 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075818 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017827 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017827 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017827 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017827 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017827 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017827 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017827 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017827 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017827 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017827 | Commonwealth Bank of AustraliaFR_621503002
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017827 | SectorEnergyFR_B1FF8P905
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017827 | SectorUtilitiesFR_B39GNW904
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017827 | SectorCommunication ServicesFR_B4TXDZ907
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017827 | SectorMaterialsFR_BDQQ1Q908
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017827 | SectorConsumer StaplesFR_B1W5NW906
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017827 | SectorInformation TechnologyFR_685847006
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017827 | SectorConsumer DiscretionaryFR_933GHH903
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017827 | SectorHealth CareFR_B7FC07907
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000017827 | SectorIndustrialsFR_601490006
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017827 | SectorFinancialsFR_704239904
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000017827 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017827 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000017827 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017827 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017827 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017827 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000017827 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017827 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017827 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017827 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017828 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017828 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017828 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017828 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017828 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017828 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017828 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017828 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017828 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017828 | Commonwealth Bank of AustraliaFR_621503002
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017828 | SectorEnergyFR_B1FF8P905
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017828 | SectorUtilitiesFR_B39GNW904
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017828 | SectorCommunication ServicesFR_B4TXDZ907
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017828 | SectorMaterialsFR_BDQQ1Q908
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017828 | SectorConsumer StaplesFR_B1W5NW906
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017828 | SectorInformation TechnologyFR_685847006
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017828 | SectorConsumer DiscretionaryFR_933GHH903
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017828 | SectorHealth CareFR_B7FC07907
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000017828 | SectorIndustrialsFR_601490006
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017828 | SectorFinancialsFR_704239904
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000017828 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017828 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000017828 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017828 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017828 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017828 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000017828 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017828 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017828 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017828 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017829 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017829 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017829 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017829 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017829 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017829 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017829 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017829 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017829 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017829 | Commonwealth Bank of AustraliaFR_621503002
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017829 | SectorEnergyFR_B1FF8P905
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017829 | SectorUtilitiesFR_B39GNW904
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017829 | SectorCommunication ServicesFR_B4TXDZ907
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017829 | SectorMaterialsFR_BDQQ1Q908
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017829 | SectorConsumer StaplesFR_B1W5NW906
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017829 | SectorInformation TechnologyFR_685847006
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017829 | SectorConsumer DiscretionaryFR_933GHH903
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017829 | SectorHealth CareFR_B7FC07907
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000017829 | SectorIndustrialsFR_601490006
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017829 | SectorFinancialsFR_704239904
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000017829 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017829 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000017829 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017829 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017829 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017829 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000017829 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017829 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017829 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017829 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075820 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075820 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075820 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000075820 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000075820 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000075820 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000075820 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000075820 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000075820 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000075820 | Commonwealth Bank of AustraliaFR_621503002
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000075820 | SectorEnergyFR_B1FF8P905
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075820 | SectorUtilitiesFR_B39GNW904
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000075820 | SectorCommunication ServicesFR_B4TXDZ907
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000075820 | SectorMaterialsFR_BDQQ1Q908
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000075820 | SectorConsumer StaplesFR_B1W5NW906
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000075820 | SectorInformation TechnologyFR_685847006
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000075820 | SectorConsumer DiscretionaryFR_933GHH903
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000075820 | SectorHealth CareFR_B7FC07907
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000075820 | SectorIndustrialsFR_601490006
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000075820 | SectorFinancialsFR_704239904
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000075820 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075820 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000075820 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000075820 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000075820 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000075820 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000075820 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000075820 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000075820 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000075820 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017839 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017839 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017839 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | IonQ, Inc.FR_46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | Hims & Hers Health, Inc.FR_433000106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | Fluor Corp.FR_343412102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | Blueprint Medicines Corp.FR_09627Y109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | AeroVironment, Inc.FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | SectorReal EstateFR_22160N109
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017839 | SectorCommunication ServicesFR_94845U105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017839 | SectorUtilitiesFR_379463102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017839 | SectorMaterialsFR_50105F105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017839 | SectorEnergyFR_674215207
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017839 | SectorConsumer DiscretionaryFR_296056104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017839 | SectorInformation TechnologyFR_12634H200
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017839 | SectorHealth CareFR_169CVR016
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017839 | SectorIndustrialsFR_000360206
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000017839 | SectorFinancialsFR_055298103
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017839 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017839 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000017839 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017839 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017839 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017839 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017839 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017840 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017840 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017840 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | IonQ, Inc.FR_46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | Hims & Hers Health, Inc.FR_433000106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | Fluor Corp.FR_343412102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | Blueprint Medicines Corp.FR_09627Y109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | AeroVironment, Inc.FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | SectorReal EstateFR_22160N109
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017840 | SectorCommunication ServicesFR_94845U105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017840 | SectorUtilitiesFR_379463102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017840 | SectorMaterialsFR_50105F105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017840 | SectorEnergyFR_674215207
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017840 | SectorConsumer DiscretionaryFR_296056104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017840 | SectorInformation TechnologyFR_12634H200
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017840 | SectorHealth CareFR_169CVR016
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017840 | SectorIndustrialsFR_000360206
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000017840 | SectorFinancialsFR_055298103
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017840 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017840 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000017840 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017840 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017840 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017840 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017840 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017841 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017841 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017841 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | IonQ, Inc.FR_46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | Hims & Hers Health, Inc.FR_433000106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | Fluor Corp.FR_343412102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | Blueprint Medicines Corp.FR_09627Y109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | AeroVironment, Inc.FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | SectorReal EstateFR_22160N109
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017841 | SectorCommunication ServicesFR_94845U105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017841 | SectorUtilitiesFR_379463102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017841 | SectorMaterialsFR_50105F105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017841 | SectorEnergyFR_674215207
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017841 | SectorConsumer DiscretionaryFR_296056104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017841 | SectorInformation TechnologyFR_12634H200
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017841 | SectorHealth CareFR_169CVR016
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017841 | SectorIndustrialsFR_000360206
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000017841 | SectorFinancialsFR_055298103
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017841 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017841 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000017841 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017841 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017841 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017841 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017841 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075821 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000075821 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075821 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | IonQ, Inc.FR_46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | Hims & Hers Health, Inc.FR_433000106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | Fluor Corp.FR_343412102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | Blueprint Medicines Corp.FR_09627Y109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | AeroVironment, Inc.FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | SectorReal EstateFR_22160N109
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000075821 | SectorCommunication ServicesFR_94845U105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000075821 | SectorUtilitiesFR_379463102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075821 | SectorMaterialsFR_50105F105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075821 | SectorEnergyFR_674215207
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000075821 | SectorConsumer DiscretionaryFR_296056104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000075821 | SectorInformation TechnologyFR_12634H200
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000075821 | SectorHealth CareFR_169CVR016
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000075821 | SectorIndustrialsFR_000360206
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000075821 | SectorFinancialsFR_055298103
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000075821 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000075821 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000075821 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075821 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075821 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075821 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075821 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017818 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017818 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017818 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017818 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017818 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017818 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017818 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017818 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017818 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017818 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017818 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000017818 | SectorReal EstateFR_601137102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017818 | SectorUtilitiesFR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017818 | SectorEnergyFR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017818 | SectorConsumer StaplesFR_115637209
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017818 | SectorIndustrialsFR_831865209
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017818 | SectorHealth CareFR_23918K108
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017818 | SectorCommunication ServicesFR_65249B208
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017818 | SectorConsumer DiscretionaryFR_608190104
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017818 | SectorFinancialsFR_G491BT108
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000017818 | SectorInformation TechnologyFR_750940108
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000017818 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017818 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000017818 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017818 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017819 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017819 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017819 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017819 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017819 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017819 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017819 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017819 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017819 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017819 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017819 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000017819 | SectorReal EstateFR_601137102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017819 | SectorUtilitiesFR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017819 | SectorEnergyFR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017819 | SectorConsumer StaplesFR_115637209
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017819 | SectorIndustrialsFR_831865209
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017819 | SectorHealth CareFR_23918K108
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017819 | SectorCommunication ServicesFR_65249B208
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017819 | SectorConsumer DiscretionaryFR_608190104
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017819 | SectorFinancialsFR_G491BT108
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000017819 | SectorInformation TechnologyFR_750940108
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000017819 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017819 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000017819 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017819 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075819 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000075819 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000075819 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000075819 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000075819 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075819 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000075819 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000075819 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000075819 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000075819 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000075819 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000075819 | SectorReal EstateFR_601137102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000075819 | SectorUtilitiesFR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075819 | SectorEnergyFR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000075819 | SectorConsumer StaplesFR_115637209
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000075819 | SectorIndustrialsFR_831865209
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000075819 | SectorHealth CareFR_23918K108
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000075819 | SectorCommunication ServicesFR_65249B208
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000075819 | SectorConsumer DiscretionaryFR_608190104
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000075819 | SectorFinancialsFR_G491BT108
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000075819 | SectorInformation TechnologyFR_750940108
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000075819 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075819 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000075819 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075819 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017820 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017820 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017820 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017820 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017820 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017820 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017820 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017820 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017820 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017820 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017820 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000017820 | SectorReal EstateFR_601137102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017820 | SectorUtilitiesFR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017820 | SectorEnergyFR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017820 | SectorConsumer StaplesFR_115637209
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017820 | SectorIndustrialsFR_831865209
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017820 | SectorHealth CareFR_23918K108
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017820 | SectorCommunication ServicesFR_65249B208
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017820 | SectorConsumer DiscretionaryFR_608190104
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017820 | SectorFinancialsFR_G491BT108
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000017820 | SectorInformation TechnologyFR_750940108
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000017820 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017820 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000017820 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017820 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000150812 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000150812 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000150812 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150812 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150812 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150812 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000150812 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150812 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150812 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150812 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150812 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000150812 | SectorReal EstateFR_601137102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150812 | SectorUtilitiesFR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150812 | SectorEnergyFR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150812 | SectorConsumer StaplesFR_115637209
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000150812 | SectorIndustrialsFR_831865209
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000150812 | SectorHealth CareFR_23918K108
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000150812 | SectorCommunication ServicesFR_65249B208
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000150812 | SectorConsumer DiscretionaryFR_608190104
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000150812 | SectorFinancialsFR_G491BT108
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000150812 | SectorInformation TechnologyFR_750940108
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000150812 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150812 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000150812 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150812 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017824 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017824 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017824 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017824 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017824 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017824 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017824 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017824 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017824 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017824 | Northern Trust Corp.FR_665859104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017824 | United States TreasuryFR_91282CKJ9
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017824 | Fannie MaeFR_31418E7C8
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017824 | United States TreasuryFR_912810RT7
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017824 | Freddie MacFR_3133B0SP9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017824 | Government National Mortgage AssociationFR_36179X2K1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017824 | LoanCore 2021-CRE6 Issuer, Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017824 | OCP CLO LtdFR_67092DBF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017824 | JPMORGAN CHASE & COFR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017824 | UMBS, TBAFR_01F020687
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017824 | BSPRT Issuer, Ltd.FR_05601HAC8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017824 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017824 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017824 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017824 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000017824 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017824 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017824 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017824 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017824 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017824 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017824 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017824 | AssetConvertible Preferred StocksFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017824 | AssetMunicipalsFR_341271AF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017824 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017824 | AssetNon-Agency Mortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017824 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017824 | AssetU.S. Treasury & Government AgenciesFR_912810RK6
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017824 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_36290SEQ0
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017824 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017824 | AssetCommon StocksFR_460690100
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000017825 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017825 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017825 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017825 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017825 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017825 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017825 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017825 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017825 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017825 | Northern Trust Corp.FR_665859104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017825 | United States TreasuryFR_91282CKJ9
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017825 | Fannie MaeFR_31418E7C8
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017825 | United States TreasuryFR_912810RT7
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017825 | Freddie MacFR_3133B0SP9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017825 | Government National Mortgage AssociationFR_36179X2K1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017825 | LoanCore 2021-CRE6 Issuer, Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017825 | OCP CLO LtdFR_67092DBF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017825 | JPMORGAN CHASE & COFR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017825 | UMBS, TBAFR_01F020687
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017825 | BSPRT Issuer, Ltd.FR_05601HAC8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017825 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017825 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017825 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017825 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000017825 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017825 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017825 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017825 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017825 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017825 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017825 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017825 | AssetConvertible Preferred StocksFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017825 | AssetMunicipalsFR_341271AF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017825 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017825 | AssetNon-Agency Mortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017825 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017825 | AssetU.S. Treasury & Government AgenciesFR_912810RK6
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017825 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_36290SEQ0
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017825 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017825 | AssetCommon StocksFR_460690100
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000017826 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017826 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017826 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017826 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017826 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017826 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017826 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017826 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017826 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017826 | Northern Trust Corp.FR_665859104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017826 | United States TreasuryFR_91282CKJ9
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017826 | Fannie MaeFR_31418E7C8
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017826 | United States TreasuryFR_912810RT7
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017826 | Freddie MacFR_3133B0SP9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017826 | Government National Mortgage AssociationFR_36179X2K1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017826 | LoanCore 2021-CRE6 Issuer, Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017826 | OCP CLO LtdFR_67092DBF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017826 | JPMORGAN CHASE & COFR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017826 | UMBS, TBAFR_01F020687
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017826 | BSPRT Issuer, Ltd.FR_05601HAC8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017826 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017826 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017826 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017826 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000017826 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017826 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017826 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017826 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017826 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017826 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017826 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017826 | AssetConvertible Preferred StocksFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017826 | AssetMunicipalsFR_341271AF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017826 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017826 | AssetNon-Agency Mortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017826 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017826 | AssetU.S. Treasury & Government AgenciesFR_912810RK6
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000017826 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_36290SEQ0
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017826 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017826 | AssetCommon StocksFR_460690100
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000030927 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030927 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030927 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030927 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030927 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030927 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030927 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030927 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030927 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030927 | Northern Trust Corp.FR_665859104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030927 | United States TreasuryFR_91282CKJ9
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030927 | Fannie MaeFR_31418E7C8
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030927 | United States TreasuryFR_912810RT7
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030927 | Freddie MacFR_3133B0SP9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030927 | Government National Mortgage AssociationFR_36179X2K1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030927 | LoanCore 2021-CRE6 Issuer, Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030927 | OCP CLO LtdFR_67092DBF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030927 | JPMORGAN CHASE & COFR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030927 | UMBS, TBAFR_01F020687
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030927 | BSPRT Issuer, Ltd.FR_05601HAC8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030927 | Jersey, Channel Islands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030927 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030927 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030927 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000030927 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030927 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030927 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030927 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030927 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030927 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030927 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030927 | AssetConvertible Preferred StocksFR_097023204
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030927 | AssetMunicipalsFR_341271AF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030927 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030927 | AssetNon-Agency Mortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030927 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030927 | AssetU.S. Treasury & Government AgenciesFR_912810RK6
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030927 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_36290SEQ0
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030927 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030927 | AssetCommon StocksFR_460690100
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000017790 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017790 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017790 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017790 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017790 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017790 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017790 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017790 | Marsh & McLennan Cos., Inc.FR_571748102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017790 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017790 | Duke Energy Corp.FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017790 | SectorReal EstateFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017790 | SectorConsumer DiscretionaryFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017790 | SectorHealth CareFR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017790 | SectorMaterialsFR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017790 | SectorEnergyFR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017790 | SectorConsumer StaplesFR_023740905
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017790 | SectorInformation TechnologyFR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017790 | SectorUtilitiesFR_025537101
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017790 | SectorIndustrialsFR_68902V107
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000017790 | SectorFinancialsFR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000017790 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017790 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017790 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000017790 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017790 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017791 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017791 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017791 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017791 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017791 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017791 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017791 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017791 | Marsh & McLennan Cos., Inc.FR_571748102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017791 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017791 | Duke Energy Corp.FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017791 | SectorReal EstateFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017791 | SectorConsumer DiscretionaryFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017791 | SectorHealth CareFR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017791 | SectorMaterialsFR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017791 | SectorEnergyFR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017791 | SectorConsumer StaplesFR_023740905
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017791 | SectorInformation TechnologyFR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017791 | SectorUtilitiesFR_025537101
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017791 | SectorIndustrialsFR_68902V107
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000017791 | SectorFinancialsFR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000017791 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017791 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017791 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000017791 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017791 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124380 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000124380 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000124380 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000124380 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124380 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000124380 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000124380 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000124380 | Marsh & McLennan Cos., Inc.FR_571748102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000124380 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124380 | Duke Energy Corp.FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124380 | SectorReal EstateFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124380 | SectorConsumer DiscretionaryFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000124380 | SectorHealth CareFR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000124380 | SectorMaterialsFR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124380 | SectorEnergyFR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000124380 | SectorConsumer StaplesFR_023740905
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000124380 | SectorInformation TechnologyFR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000124380 | SectorUtilitiesFR_025537101
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000124380 | SectorIndustrialsFR_68902V107
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000124380 | SectorFinancialsFR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000124380 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000124380 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000124380 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000124380 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124380 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017792 | American Express Co.FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017792 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017792 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017792 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017792 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017792 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017792 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017792 | Marsh & McLennan Cos., Inc.FR_571748102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017792 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017792 | Duke Energy Corp.FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017792 | SectorReal EstateFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017792 | SectorConsumer DiscretionaryFR_571903202
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017792 | SectorHealth CareFR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017792 | SectorMaterialsFR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017792 | SectorEnergyFR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017792 | SectorConsumer StaplesFR_023740905
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017792 | SectorInformation TechnologyFR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017792 | SectorUtilitiesFR_025537101
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017792 | SectorIndustrialsFR_68902V107
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000017792 | SectorFinancialsFR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000017792 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017792 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017792 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000017792 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017792 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017867 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017867 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017867 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017867 | FirstService Corp.FR_33767E202
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017867 | Kirby Corp.FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017867 | Haemonetics Corp.FR_405024100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017867 | Littelfuse, Inc.FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017867 | Tetra Tech, Inc.FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017867 | Chemed Corp.FR_16359R103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017867 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017867 | SectorCommunication ServicesFR_968223206
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017867 | SectorUtilitiesFR_165303108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017867 | SectorReal EstateFR_194693107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017867 | SectorMaterialsFR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017867 | SectorEnergyFR_88262P102
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017867 | SectorHealth CareFR_221006109
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017867 | SectorConsumer DiscretionaryFR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017867 | SectorFinancialsFR_405166109
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017867 | SectorInformation TechnologyFR_205249105
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000017867 | SectorIndustrialsFR_600551204
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000017867 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017867 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017867 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000017868 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017868 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017868 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017868 | FirstService Corp.FR_33767E202
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017868 | Kirby Corp.FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017868 | Haemonetics Corp.FR_405024100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017868 | Littelfuse, Inc.FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017868 | Tetra Tech, Inc.FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017868 | Chemed Corp.FR_16359R103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017868 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017868 | SectorCommunication ServicesFR_968223206
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017868 | SectorUtilitiesFR_165303108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017868 | SectorReal EstateFR_194693107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017868 | SectorMaterialsFR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017868 | SectorEnergyFR_88262P102
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017868 | SectorHealth CareFR_221006109
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017868 | SectorConsumer DiscretionaryFR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017868 | SectorFinancialsFR_405166109
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017868 | SectorInformation TechnologyFR_205249105
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000017868 | SectorIndustrialsFR_600551204
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000017868 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017868 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017868 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000017869 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017869 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017869 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017869 | FirstService Corp.FR_33767E202
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017869 | Kirby Corp.FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017869 | Haemonetics Corp.FR_405024100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017869 | Littelfuse, Inc.FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017869 | Tetra Tech, Inc.FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017869 | Chemed Corp.FR_16359R103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017869 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017869 | SectorCommunication ServicesFR_968223206
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017869 | SectorUtilitiesFR_165303108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017869 | SectorReal EstateFR_194693107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017869 | SectorMaterialsFR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017869 | SectorEnergyFR_88262P102
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017869 | SectorHealth CareFR_221006109
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017869 | SectorConsumer DiscretionaryFR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017869 | SectorFinancialsFR_405166109
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017869 | SectorInformation TechnologyFR_205249105
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000017869 | SectorIndustrialsFR_600551204
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000017869 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017869 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017869 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000017848 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017848 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017848 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017848 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017848 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017848 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017848 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017848 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017848 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017848 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017848 | SectorConsumer StaplesFR_967BKB001
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000017848 | SectorMaterialsFR_954VJU903
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017848 | SectorIndustrialsFR_954XEAII9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017848 | SectorHealth CareFR_883556102
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017848 | SectorFinancialsFR_337738108
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017848 | SectorCommunication ServicesFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017848 | SectorConsumer DiscretionaryFR_939DAY904
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000017848 | SectorInformation TechnologyFR_943FYF007
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000017848 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017848 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017848 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017848 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017848 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000017848 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017848 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017849 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017849 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017849 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017849 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017849 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017849 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017849 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017849 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017849 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017849 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017849 | SectorConsumer StaplesFR_967BKB001
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000017849 | SectorMaterialsFR_954VJU903
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017849 | SectorIndustrialsFR_954XEAII9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017849 | SectorHealth CareFR_883556102
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017849 | SectorFinancialsFR_337738108
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017849 | SectorCommunication ServicesFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017849 | SectorConsumer DiscretionaryFR_939DAY904
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000017849 | SectorInformation TechnologyFR_943FYF007
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000017849 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017849 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017849 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017849 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017849 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000017849 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017849 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017850 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017850 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017850 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017850 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017850 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017850 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017850 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017850 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017850 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017850 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017850 | SectorConsumer StaplesFR_967BKB001
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000017850 | SectorMaterialsFR_954VJU903
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017850 | SectorIndustrialsFR_954XEAII9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017850 | SectorHealth CareFR_883556102
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017850 | SectorFinancialsFR_337738108
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017850 | SectorCommunication ServicesFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017850 | SectorConsumer DiscretionaryFR_939DAY904
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000017850 | SectorInformation TechnologyFR_943FYF007
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000017850 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017850 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017850 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017850 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017850 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000017850 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017850 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017851 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017851 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017851 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017851 | Rambus, Inc.FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017851 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017851 | Planet Fitness, Inc.FR_72703H101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017851 | API Group Corp.FR_00187Y100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017851 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017851 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017851 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017851 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017851 | SectorMaterialsFR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017851 | SectorReal EstateFR_29472R108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017851 | SectorConsumer StaplesFR_71377A103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017851 | SectorEnergyFR_342909108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017851 | SectorFinancialsFR_36317J209
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017851 | SectorConsumer DiscretionaryFR_81282V100
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000017851 | SectorHealth CareFR_462260100
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000017851 | SectorInformation TechnologyFR_346375108
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000017851 | SectorIndustrialsFR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000017851 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017851 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017851 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017851 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000017851 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017851 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017851 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017851 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017852 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017852 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017852 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017852 | Rambus, Inc.FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017852 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017852 | Planet Fitness, Inc.FR_72703H101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017852 | API Group Corp.FR_00187Y100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017852 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017852 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017852 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017852 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017852 | SectorMaterialsFR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017852 | SectorReal EstateFR_29472R108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017852 | SectorConsumer StaplesFR_71377A103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017852 | SectorEnergyFR_342909108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017852 | SectorFinancialsFR_36317J209
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017852 | SectorConsumer DiscretionaryFR_81282V100
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000017852 | SectorHealth CareFR_462260100
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000017852 | SectorInformation TechnologyFR_346375108
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000017852 | SectorIndustrialsFR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000017852 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017852 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017852 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017852 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000017852 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017852 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017852 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017852 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017853 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017853 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017853 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017853 | Rambus, Inc.FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017853 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017853 | Planet Fitness, Inc.FR_72703H101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017853 | API Group Corp.FR_00187Y100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017853 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017853 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017853 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017853 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017853 | SectorMaterialsFR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017853 | SectorReal EstateFR_29472R108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017853 | SectorConsumer StaplesFR_71377A103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017853 | SectorEnergyFR_342909108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017853 | SectorFinancialsFR_36317J209
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017853 | SectorConsumer DiscretionaryFR_81282V100
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000017853 | SectorHealth CareFR_462260100
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000017853 | SectorInformation TechnologyFR_346375108
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000017853 | SectorIndustrialsFR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000017853 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017853 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017853 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017853 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000017853 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017853 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017853 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017853 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150813 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150813 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150813 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150813 | Rambus, Inc.FR_750917106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150813 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150813 | Planet Fitness, Inc.FR_72703H101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150813 | API Group Corp.FR_00187Y100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150813 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150813 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150813 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150813 | SectorCommunication ServicesFR_361ESC049
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150813 | SectorMaterialsFR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000150813 | SectorReal EstateFR_29472R108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150813 | SectorConsumer StaplesFR_71377A103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150813 | SectorEnergyFR_342909108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150813 | SectorFinancialsFR_36317J209
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000150813 | SectorConsumer DiscretionaryFR_81282V100
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000150813 | SectorHealth CareFR_462260100
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000150813 | SectorInformation TechnologyFR_346375108
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000150813 | SectorIndustrialsFR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000150813 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150813 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150813 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150813 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000150813 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150813 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150813 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150813 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069951 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069951 | Shell PLCFR_780259305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069951 | JBS NVFR_N4732M103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069951 | Freeport-McMoRan, Inc.FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069951 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069951 | Nutrien Ltd.FR_67077M108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069951 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069951 | Kinross Gold Corp.FR_496902404
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069951 | Agnico Eagle Mines Ltd.FR_008474108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069951 | FMC Corp.FR_302491303
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069951 | SectorEnergyFR_342909108
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000069951 | SectorReal EstateFR_962166104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069951 | SectorUtilitiesFR_686688102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069951 | SectorIndustrialsFR_BMGWZR907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069951 | SectorConsumer StaplesFR_039483102
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000069951 | SectorMaterialsFR_004561908
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000069951 | Canada
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000069951 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069951 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000069951 | China
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069951 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069951 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069951 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069951 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069951 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069951 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069952 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069952 | Shell PLCFR_780259305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069952 | JBS NVFR_N4732M103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069952 | Freeport-McMoRan, Inc.FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069952 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069952 | Nutrien Ltd.FR_67077M108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069952 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069952 | Kinross Gold Corp.FR_496902404
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069952 | Agnico Eagle Mines Ltd.FR_008474108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069952 | FMC Corp.FR_302491303
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069952 | SectorEnergyFR_342909108
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000069952 | SectorReal EstateFR_962166104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069952 | SectorUtilitiesFR_686688102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069952 | SectorIndustrialsFR_BMGWZR907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069952 | SectorConsumer StaplesFR_039483102
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000069952 | SectorMaterialsFR_004561908
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000069952 | Canada
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000069952 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069952 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000069952 | China
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069952 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069952 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069952 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069952 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069952 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069952 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017842 | Fannie MaeFR_3138WFHX7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017842 | ACCELERATE360 HOLD LLCFR_00456LAC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017842 | Fannie Mae - CASFR_20753WAE6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017842 | BX TrustFR_05608BAN0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017842 | UMBS, TBAFR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017842 | Freddie Mac - STACRFR_35566CBD6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017842 | Freddie MacFR_3132DNK77
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017842 | Inter-American devel BKFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017842 | Occidental Petroleum CorpFR_674599DH5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017842 | CSC HOLDINGS LLCFR_126307BN6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017842 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017842 | AssetEscrow SharesFR_C83ESC8B9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017842 | AssetConvertible BondsFR_36472TAA7
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000017842 | AssetCommon StocksFR_ACI22NHY6
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017842 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017842 | AssetForeign GovernmentFR_ACI2QXX61
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017842 | AssetAsset-Backed SecuritiesFR_86358LAA8
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017842 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38378BRQ4
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017842 | AssetFloating Rate LoansFR_18972FAF9
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017842 | AssetNon-Agency Mortgage-Backed SecuritiesFR_81746LCC4
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000017842 | AssetCorporate Bonds & NotesFR_59841RAA7
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000017843 | Fannie MaeFR_3138WFHX7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017843 | ACCELERATE360 HOLD LLCFR_00456LAC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017843 | Fannie Mae - CASFR_20753WAE6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017843 | BX TrustFR_05608BAN0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017843 | UMBS, TBAFR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017843 | Freddie Mac - STACRFR_35566CBD6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017843 | Freddie MacFR_3132DNK77
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017843 | Inter-American devel BKFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017843 | Occidental Petroleum CorpFR_674599DH5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017843 | CSC HOLDINGS LLCFR_126307BN6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017843 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017843 | AssetEscrow SharesFR_C83ESC8B9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017843 | AssetConvertible BondsFR_36472TAA7
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000017843 | AssetCommon StocksFR_ACI22NHY6
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017843 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017843 | AssetForeign GovernmentFR_ACI2QXX61
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017843 | AssetAsset-Backed SecuritiesFR_86358LAA8
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017843 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38378BRQ4
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017843 | AssetFloating Rate LoansFR_18972FAF9
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017843 | AssetNon-Agency Mortgage-Backed SecuritiesFR_81746LCC4
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000017843 | AssetCorporate Bonds & NotesFR_59841RAA7
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000017844 | Fannie MaeFR_3138WFHX7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017844 | ACCELERATE360 HOLD LLCFR_00456LAC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017844 | Fannie Mae - CASFR_20753WAE6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017844 | BX TrustFR_05608BAN0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017844 | UMBS, TBAFR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017844 | Freddie Mac - STACRFR_35566CBD6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017844 | Freddie MacFR_3132DNK77
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017844 | Inter-American devel BKFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017844 | Occidental Petroleum CorpFR_674599DH5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017844 | CSC HOLDINGS LLCFR_126307BN6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017844 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017844 | AssetEscrow SharesFR_C83ESC8B9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017844 | AssetConvertible BondsFR_36472TAA7
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000017844 | AssetCommon StocksFR_ACI22NHY6
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017844 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017844 | AssetForeign GovernmentFR_ACI2QXX61
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017844 | AssetAsset-Backed SecuritiesFR_86358LAA8
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017844 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38378BRQ4
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017844 | AssetFloating Rate LoansFR_18972FAF9
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017844 | AssetNon-Agency Mortgage-Backed SecuritiesFR_81746LCC4
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000017844 | AssetCorporate Bonds & NotesFR_59841RAA7
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000017845 | UMBS, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017845 | United States TreasuryFR_91282CKR1
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000017845 | Fannie MaeFR_3140XCQ68
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000017845 | Freddie MacFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000017845 | RFC PRINCIPAL STRIPFR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017845 | Government National Mortgage AssociationFR_3622AC5U0
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017845 | FEDERAL HOME LOAN BANKFR_3130AK5E2
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017845 | FEDERAL FARM CREDIT BANKFR_3133ENEG1
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017845 | United States TreasuryFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017845 | RESOLUTION FUNDING STRIPFR_76116EGH7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017845 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017845 | AssetAsset-Backed SecuritiesFR_86358LAA8
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000017845 | AssetCorporate Bonds & NotesFR_29441WAC9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017845 | AssetForeign GovernmentFR_715638AU6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017845 | AssetNon-Agency Mortgage-Backed SecuritiesFR_78386KAA3
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017845 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38376G5V8
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000017845 | AssetU.S. Treasury & Government AgenciesFR_3133EMAG7
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000017846 | UMBS, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017846 | United States TreasuryFR_91282CKR1
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000017846 | Fannie MaeFR_3140XCQ68
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000017846 | Freddie MacFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000017846 | RFC PRINCIPAL STRIPFR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017846 | Government National Mortgage AssociationFR_3622AC5U0
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017846 | FEDERAL HOME LOAN BANKFR_3130AK5E2
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017846 | FEDERAL FARM CREDIT BANKFR_3133ENEG1
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017846 | United States TreasuryFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017846 | RESOLUTION FUNDING STRIPFR_76116EGH7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017846 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017846 | AssetAsset-Backed SecuritiesFR_86358LAA8
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000017846 | AssetCorporate Bonds & NotesFR_29441WAC9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017846 | AssetForeign GovernmentFR_715638AU6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017846 | AssetNon-Agency Mortgage-Backed SecuritiesFR_78386KAA3
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017846 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38376G5V8
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000017846 | AssetU.S. Treasury & Government AgenciesFR_3133EMAG7
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000017847 | UMBS, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017847 | United States TreasuryFR_91282CKR1
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000017847 | Fannie MaeFR_3140XCQ68
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000017847 | Freddie MacFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000017847 | RFC PRINCIPAL STRIPFR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017847 | Government National Mortgage AssociationFR_3622AC5U0
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017847 | FEDERAL HOME LOAN BANKFR_3130AK5E2
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017847 | FEDERAL FARM CREDIT BANKFR_3133ENEG1
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017847 | United States TreasuryFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017847 | RESOLUTION FUNDING STRIPFR_76116EGH7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017847 | AssetShort-Term InvestmentsFR_85748R009_3.250000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017847 | AssetAsset-Backed SecuritiesFR_86358LAA8
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000017847 | AssetCorporate Bonds & NotesFR_29441WAC9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017847 | AssetForeign GovernmentFR_715638AU6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017847 | AssetNon-Agency Mortgage-Backed SecuritiesFR_78386KAA3
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017847 | AssetAgency Sponsored Mortgage-Backed SecuritiesFR_38376G5V8
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000017847 | AssetU.S. Treasury & Government AgenciesFR_3133EMAG7
Holdings [Line Items]
Percent of Net Asset Value	52.10%

[1]	Amount rounds to less than 0.1%
[2]	Amount rounds to less than 0.1%
[3]	Amount rounds to less than 0.1%
[4]	Amount rounds to less than 0.1%
[5]	Amount rounds to less than 0.1%
[6]	Amount rounds to less than 0.1%
[7]	Amount rounds to less than 0.1%
[8]	Amount rounds to less than 0.1%
[9]	Amount rounds to less than 0.1%
[10]	Amount rounds to less than 0.1%
[11]	Amount rounds to less than 0.1%
[12]	Amount rounds to less than 0.1%
[13]	Amount rounds to less than 0.1%
[14]	Amount rounds to less than 0.1%